Bank Loans, Current and Non Current	6 Months Ended
Jun. 30, 2025
Bank Loans, Current and Non Current [Abstract]
BANK LOANS, CURRENT AND NON CURRENT

9. BANK LOANS, CURRENT AND NON CURRENT

Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30, 2025 and December 31, 2024, bank loans consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Short-term bank loans:
Loan from Xiamen International Bank	$2,792	$2,740
Loan from China Citic Bank	2,792	2,740
Loan from Bank of Beijing	-	2,740
Loan from Huaxia Bank	2,094	1,370
	$7,678	$9,590
Long-term bank loans:
Loan from China Construction Bank	$1,396	$1,370
	$1,396	$1,370

Short-term bank loans

For the six months ended June 30, 2025, the Company entered into loan agreements with three banks, pursuant to the Company borrowed an aggregate of $7,583 from the banks with maturity dates due in August 2025 through April 2025. The loan bore per annum interest rates ranging between 3.20% and 4.75%. For the six months ended June 30, 2025, the Company also repaid an aggregate of $9,652 to four banks.

For the six months ended June 30, 2024, the Company entered into loan agreements with three banks, pursuant to the Company borrowed an aggregate of $7,071 from the banks with maturity dates due in August 2024 through March 2025. The loan bore per annum interest rates ranging between 3.20% and 5.50%. For the six months ended June 30, 2024, the Company also repaid an aggregate of $4,242 to two banks.

Long-term bank loans

For the year ended December 31, 2023, the Company entered into loan agreements with one bank, pursuant to the Company borrowed a three-year bank borrowing of $1,412 from the banks with maturity date due in September 2026. The loan bore an interest rates of 3.95% per annum.

Guarantee information

As of June 30, 2025, the guarantee information for bank borrowings were as below:

The loans from Huaxia Bank Co., Ltd. West Railway Station Branch were guaranteed by Beijing Zhongguancun Technology Financing Guarantee Co., LTD, and Mr. Zhang Bing, the Chairman of the Company's board of directors.